TrueShares Structured Outcome (September) ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 98.7%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 0.22% (a)	79,256	$79,256
Total Money Market Funds (Cost $79,256)		79,256

U.S. Treasury Bills - 98.4%
0.92%, 09/01/2022 (c)(d)	24,707,000	24,611,516
0.90%, 09/08/2022 (c)(d)	775,000	771,905
Total U.S. Treasury Bills (Cost $25,417,344)		25,383,421
TOTAL SHORT-TERM INVESTMENTS (Cost $25,496,600)		25,462,677
	Number of
	Contracts (a)		Notional Value
PURCHASED OPTIONS - 4.1%
PURCHASED CALL OPTIONS - 4.1%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $452	432	1,050,245	$19,510,848
TOTAL PURCHASED OPTIONS (Cost $1,312,669)		1,050,245

TOTAL INVESTMENTS (Cost $26,809,269) - 102.7%		26,512,922
Other assets and liabilities, net - (2.7)%		(706,243)
TOTAL NET ASSETS - 100.0%		$25,806,679

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) The rate shown is the seven-day yield at period end.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the effective yield as of March 31, 2022.
(d) Designated as collateral for written options.

TrueShares Structured Outcome (September) ETF
Schedule of Written Options
March 31, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (2.8)%
WRITTEN PUT OPTIONS - (2.8)%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $407	627	$713,638	$28,317,828
TOTAL WRITTEN OPTIONS (Premiums Received $1,323,272)		$713,638

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$79,256	$-	$-	$79,256
U.S. Treasury Bills	-	25,383,421	-	25,383,421
Purchased Call Options	-	1,050,245	-	1,050,245
Total Investments - Assets	$79,256	$26,433,666	$-	$26,512,922
Other Financial Instruments - Liabilities:
Written Put Options	$-	$713,638	$-	$713,638